Inventories and Work in Progress	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories and Work in Progress
Note 8: Inventories and Work in Progress

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Inventories of raw materials	—	—	64
Work in progress	—	2,338	3,150
Depreciation of inventories (charged to income statement)	—	(772)	(1,177)

Total net value of the inventories	—	1,566	2,038

As of December 31, 2018, inventories
were
exclusively composed of work in progress for €1,566 thousand
, which
relate to the production of the first batches potentially intended for the commercialization, if approved.
As of December 31, 2019, the inventories are composed of raw materials and work in progress for a net value of €2,038 thousand.
An allowance for inventory write-down was recorded at December 31, 2018 and at December 31, 2019 for non-commercial
 batches of Viaskin
™
 Peanut.